Goodwill and Intangible Assets - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
Goodwill [Line Items]
Amortization of intangible assets	$ 428,000	$ 428,000	$ 1,270,000	$ 1,271,000	$ 1,699,000	$ 1,694,000
Goodwill	$ 118,972,000		$ 118,972,000		$ 118,972,000	$ 118,972,000	$ 0
Purchased Intellectual Property
Goodwill [Line Items]
Amortization period of intangible assets			7 years 3 months 18 days		8 years
Amortization of intangible assets					$ 1,700,000